Deferred Income Tax Assets and Liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carryforward	S/ 44,725,000	S/ 25,424,000
Aggregate deferred tax liability	S/ 126,972,000	S/ 104,842,000